INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 27,137	$ 13,721
Cost of revenues	(18,595)	(15,255)
Gross profit (loss)	8,542	(1,534)
Operating expenses:
Research and development	27,982	40,606
Sales and marketing	2,891	4,116
General and administrative	8,676	10,233
Total operating expenses	39,549	54,955
Operating loss	(31,007)	(56,489)
Financial income (expense), net	(29)	5,261
Loss before taxes on income	(31,036)	(51,228)
Taxes on income	(85)	(77)
Net loss	$ (31,121)	$ (51,305)
Basic net loss per ordinary share	$ (0.16)	$ (0.31)
Diluted net loss per ordinary share	$ (0.16)	$ (0.31)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	192,642,299	166,095,197
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	192,642,299	166,095,197